CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Retained Earnings	Exchange Reserve	Other Reserve	Invested Capital	Total
Beginning balance at Dec. 31, 2019					$ (61,618)	$ (61,618)
Profit / (loss) for the year					(55,826)	(55,826)
Other comprehensive income / (loss)					905	905
Capital contribution received from related party					420,000	420,000
Deemed distribution to related parties					(157,557)	(157,557)
Ending balance at Dec. 31, 2020					145,904	145,904
Profit / (loss) for the year		$ 67,169			15,474	82,643
Other comprehensive income / (loss)			$ (195)			(195)
Capital share allotment relating to the Reorganization	$ 1			$ (1)
Share-based payments				88,355		88,355
Recognition of equity component of convertible debt				683		683
Deemed distribution to related parties					(29,311)	(29,311)
Reclassification of invested capital				132,067	$ (132,067)
Ending balance at Dec. 31, 2021	1	67,169	(195)	221,104		288,079
Profit / (loss) for the year		(60,366)				(60,366)
Other comprehensive income / (loss)			(22)			(22)
Share-based payments				90,648		90,648
Ending balance at Dec. 31, 2022	$ 1	$ 6,803	$ (217)	$ 311,752		$ 318,339